37. FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 22,336	$ 18,998
Financial assets at fair value through profit and loss	15,357	5,030
Subtotal financial assets	37,693	24,028
Non financial assets	2,085	1,031
Total assets	39,778	25,059
Financial liabilities at amortized cost	61,108	38,988
Financial liabilities at fair value through profit and loss	1,967	1,347
Subtotal financial liabilities	63,075	40,335
Non financial liabilities	4,429	3,840
Total liabilities	67,504	44,175
Trade and other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	18,142	13,016
Financial liabilities at fair value through profit and loss	1,885	1,347
Subtotal financial liabilities	20,027	14,363
Non financial liabilities	4,429	3,840
Total liabilities	24,456	18,203
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	42,966	25,972
Financial liabilities at fair value through profit and loss	0	0
Subtotal financial liabilities	42,966	25,972
Non financial liabilities	0	0
Total liabilities	42,966	25,972
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0
Financial liabilities at fair value through profit and loss	82
Subtotal financial liabilities	82
Non financial liabilities	0
Total liabilities	82
Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	21,512	17,553
Financial assets at fair value through profit and loss	590	29
Subtotal financial assets	22,102	17,582
Non financial assets	2,085	1,031
Total assets	24,187	18,613
Financial assets at amortized cost | Government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	11	46
Financial assets at fair value through profit and loss	0	0
Subtotal financial assets	11	46
Non financial assets	0	0
Total assets	11	46
Financial assets at amortized cost | Corporate securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		1
Financial assets at fair value through profit and loss		0
Subtotal financial assets		1
Non financial assets		0
Total assets		1
Financial assets at amortized cost | Trusts
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	14	38
Financial assets at fair value through profit and loss	0	0
Subtotal financial assets	14	38
Non financial assets	0	0
Total assets	14	38
Financial assets at fair value through profit and loss | Government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	5,024	1,576
Subtotal financial assets	5,024	1,576
Non financial assets	0	0
Total assets	5,024	1,576
Financial assets at fair value through profit and loss | Corporate securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		0
Financial assets at fair value through profit and loss		12
Subtotal financial assets		12
Non financial assets		0
Total assets		12
Financial assets at fair value through profit and loss | Shares
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	150	150
Subtotal financial assets	150	150
Non financial assets	0	0
Total assets	150	150
Financial assets at fair value through profit and loss | Investment funds
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	9,589	3,189
Subtotal financial assets	9,589	3,189
Non financial assets	0	0
Total assets	9,589	3,189
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	4	13
Subtotal financial assets	4	13
Non financial assets	0	0
Total assets	4	13
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	799	1,360
Financial assets at fair value through profit and loss	0	61
Subtotal financial assets	799	1,421
Non financial assets	0	0
Total assets	$ 799	$ 1,421